The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 23, 1998
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap
Berger Institutional Products Trust, filed February 27, 1998
     Portfolios which include: Berger/BIAM IPT-International Fund
Canada Life of America Series Fund, Inc., filed March 3, 1998
     Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.
Dreyfus Variable Investment Fund, filed March 3, 1998
     Portfolios which include: Dreyfus Growth and Income
The Dreyfus Socially Responsible Growth Fund, Inc., filed March 3, 1998
     Portfolios which include: Dreyfus Socially Responsible
Fidelity Investments Variable Insurance Products Fund, filed February 24, 1998
     Portfolios which include: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas
Fidelity Investments Variable Insurance Products Fund II, filed February 24,
1998
     Portfolios which include: Fidelity VIP II Asset Manager, and Fidelity VIP II Index 500
Seligman Portfolios, Inc., filed March 2, 1998
     Portfolios which include: Communications and Information; and Frontier The Montgomery Funds III, filed February 18, 1998
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

[CANADA LIFE LOGO]

                                                       500 Mamaroneck Avenue
                                                       Harrison, NY 10528

                                                            (914) 835-8400
                                                       Fax: (914) 835-8432

March 1998



Dear VariFund(TM) Policyowner:

Enclosed for your review are the Canada Life of America Series Fund Annual Report, the Annual Report for the Fidelity Investments Variable Insurance products Fund and Fidelity Investments Variable Insurance Products Fund II, the Seligman Portfolio Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III, the Berger/BIAM Fund and the Alger American Fund for the period ending December 31, 1997. We encourage you to review this information and refer to it as needed throughout the year.

Also, we are pleased to provide you with the enclosed two supplements to the VariFund Variable Annuity prospectus dated May 1, 1997. The first supplement provides the information on amended tax laws that allow for the use of both Simple IRAs and Roth IRAs. For more information on the new IRA plans, please contact your Registered Representative. The second supplement announces a manager change for the Canada Life of America Series Fund Capital Portfolio.

For your convenience, the tear-off form below is provided to allow you to make an additional payment to your VariFund contract. Policies issued before January 28, 1996, remain as flexible premium annuities and additional payments are permitted. Policies issued after that date are single premium only.

Sincerely,

/s/ Sergio Benedetti
--------------------
Sergio Benedetti
Marketing Actuary

--------------------------------------------------------------------------------

Policyowner(s):__________________________________ Policy Number:________________

If you are changing allocation, please complete the following:

____ This payment only
____ This payment and all future payments
____ Re-allocate all current assets

__% Money Market                             __% Fidelity VIP Overseas
__% Managed                                  __% Fidelity VIP II Asset Manager
__% Bond                                     __% Fidelity Index 500
__% Value Equity                             __% Dreyfus Growth & Income
__% Capital                                  __% Dreyfus Socially Responsible
__% International                            __% Alger Small Cap
__% Seligman Frontier                        __% Alger Growth
__% Seligman Communication & Information     __% Alger MidCap
__% Fidelity VIP Growth                      __% Alger Leveraged AllCap
__% Fidelity VIP High Income                 __% Montgomery Emerging Markets
__% Fixed Account                            __% Montgomery Growth
__% Berger/BIAM IPT International

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of New York.


---------------                              ---------------------------------
    Date                                         Contract Owner Signature


Canada Life Insurance Company of New York Home Office Harrison, NY

                              VARIFUND(TM) ANNUITY
================================================================================
VARIABLE SUB-ACCOUNT PERFORMANCE        Average Annual Total Returns For Periods
                                                        Ending December 31, 1997
Single Premium Variable Annuity                      Assuming Contract Continues

                                                                 ONE       THREE     FIVE      TEN         SINCE      INCEPTION
PORTFOLIO TYPE           PORTFOLIO                               YEAR      YEAR      YEAR      YEAR      INCEPTION      DATE
--------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios        Alger American Growth                   23.90%    23.00%    17.57%     N/A        17.71%      01/08/89
                         Alger American Leveraged AllCap         17.92%     N/A       N/A       N/A        31.65%      01/25/95
                         Alger American MidCap Growth            13.31%    21.18%     N/A       N/A        20.34%      05/03/93
                         Alger American Small Capitalization      9.75%    17.04%    11.02%     N/A        17.52%      09/20/88
                         CLASF Capital                           19.23%    20.45%     N/A       N/A        13.87%      04/23/93
                         CLASF Value Equity                      25.13%    17.11%    10.95%     N/A        10.71%      12/04/89
                         Dreyfus Growth & Income                 14.50%    28.87%     N/A       N/A        21.85%      05/02/94
                         Dreyfus Socially Responsible            26.55%    26.12%     N/A       N/A        19.77%      10/07/93
                         Fidelity Index 500                      30.75%    28.88%    18.18%     N/A        18.14%      08/27/92
                         Fidelity VIP Growth                     21.67%    22.42%    16.29%    15.49%      13.90%      10/09/86
                         Montgomery Growth                       26.68%     N/A       N/A       N/A        28.35%      02/09/96
                         Seligman Frontier                       14.62%    22.53%     N/A       N/A        22.65%      10/11/94
                       ---------------------------------------------------------------------------------------------------------
International            Berger-IPT International                 N/A       N/A       N/A       N/A        (2.97)%*    05/01/97
                         CLASF International Equity               2.78%     N/A       N/A       N/A         9.17%      04/24/95
                         Fidelity VIP Overseas                    9.91%     9.79%    12.44%     8.02%       6.64%      01/28/87
                         Montgomery Emerging Markets             (2.05)%    N/A       N/A       N/A         1.66%      02/02/96
                       ---------------------------------------------------------------------------------------------------------
Specialty Portfolio      Seligman Communications & Information   20.43%    20.78%     N/A       N/A        20.55%      10/11/94
                       ---------------------------------------------------------------------------------------------------------
Balanced                 CLASF Managed                           15.92%    13.21%     8.79%     N/A         8.88%      12/04/89
                         Fidelity VIP II Asset Manager           18.88%    15.66%    11.32%     N/A        11.10%      09/06/89
                       ---------------------------------------------------------------------------------------------------------
Fixed Income Portfolios  CLASF Bond                               6.49%     8.12%     5.43%     N/A         6.27%      12/04/89
                         Fidelity VIP High Income                15.94%    15.68%    12.26%    11.18%      10.83%      09/19/85
                       ---------------------------------------------------------------------------------------------------------
Money Market             CLASF Money Market                       3.42%     3.32%     2.58%     N/A         2.94%      12/04/89

CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 1997) is 5.43%. VariFund Fixed Account rate was 4.75% as of January 1, 1998. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if Varifund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of New York, Harrison, NY at (800) 462-6666 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. *Actual cumulative return since inception.

                                                VARIABLE SUB-ACCOUNT PERFORMANCE
               Average Annual Total Returns For Periods Ending December 31, 1997
                               Assuming Contract is Surrendered At End Of Period

                                                                 ONE       THREE     FIVE      TEN         SINCE      INCEPTION
PORTFOLIO TYPE           PORTFOLIO                               YEAR      YEAR      YEAR      YEAR      INCEPTION      DATE
--------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios        Alger American Growth                   18.50%    22.00%    17.28%     N/A        17.71%      01/08/89
                         Alger American Leveraged AllCap         12.52%     N/A       N/A       N/A        30.74%      01/25/95
                         Alger American MidCap Growth             7.91%    20.15%     N/A       N/A        19.95%      05/03/93
                         Alger American Small Capitalization      4.35%    15.93%    10.66%     N/A        17.52%      09/20/88
                         CLASF Capital                           13.83%    19.41%     N/A       N/A        13.39%      04/23/93
                         CLASF Value Equity                      19.73%    16.01%    10.59%     N/A        10.71%      12/04/89
                         Dreyfus Growth & Income                  9.10%    27.96%     N/A       N/A        21.12%      05/02/94
                         Dreyfus Socially Responsible            21.15%    25.17%     N/A       N/A        19.29%      10/07/93
                         Fidelity Index 500                      25.35%    27.97%    17.91%     N/A        17.90%      08/27/92
                         Fidelity VIP Growth                     16.27%    21.41%    16.00%    15.49%      13.90%      10/09/86
                         Montgomery Growth                       21.28%     N/A       N/A       N/A        26.05%      02/09/96
                         Seligman Frontier                        9.22%    21.52%     N/A       N/A        21.76%      10/11/94
                       ---------------------------------------------------------------------------------------------------------
International            Berger-IPT International                 N/A       N/A       N/A       N/A        (8.37)%*    05/01/97
                         CLASF International Equity              (2.62)%    N/A       N/A       N/A         7.71%      04/24/95
                         Fidelity VIP Overseas                    4.51%     8.53%    12.10%     8.02%       6.64%      01/28/87
                         Montgomery Emerging Markets             (7.45)%    N/A       N/A       N/A        (1.16)%     02/02/96
                       ---------------------------------------------------------------------------------------------------------
Specialty Portfolio      Seligman Communications & Information   15.03%    19.74%     N/A       N/A        19.63%      10/11/94
                       ---------------------------------------------------------------------------------------------------------
Balanced                 CLASF Managed                           10.52%    12.03%     8.40%     N/A         8.88%      12/04/89
                         Fidelity VIP II Asset Manager           13.48%    14.53%    10.97%     N/A        11.00%      09/06/89
                       ---------------------------------------------------------------------------------------------------------
Fixed Income Portfolios  CLASF Bond                               1.09%     6.82%     4.99%     N/A         6.27%      12/04/89
                         Fidelity VIP High Income                10.54%    14.55%    11.91%    11.18%      10.83%      09/19/85
                       ---------------------------------------------------------------------------------------------------------
Money Market             CLASF Money Market                      (1.98)%    1.90%     2.08%     N/A         2.94%      12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Investments Variable Insurance Products Fund II. *Actual cumulative return since inception less the maximum possible sales charge.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 500 Mamaroneck Avenue, Harrison, NY 10528
Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W., Atlanta, GA 30339